Allowance for credit losses - Movement in Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	$ 210,989	$ 33,887
Current period (decrease) increase in provision for expected credit losses	(72,798)	177,102
Amounts charged against the allowance	(125,586)	0
Allowance for credit losses at end of period	12,605	210,989
Investment in finance leases
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	10,168	8,924
Current period (decrease) increase in provision for expected credit losses	2,108	1,244
Amounts charged against the allowance	0	0
Allowance for credit losses at end of period	12,276	10,168
Notes receivable
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	200,343	24,274
Current period (decrease) increase in provision for expected credit losses	(74,757)	176,069
Amounts charged against the allowance	(125,586)	0
Allowance for credit losses at end of period	0	200,343
Loans receivable
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	478	689
Current period (decrease) increase in provision for expected credit losses	(149)	(211)
Amounts charged against the allowance	0	0
Allowance for credit losses at end of period	$ 329	$ 478